Quarterly Report
March 31, 2022
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.7%
Aerospace & Defense – 2.1%
CACI International, Inc., “A” (a)	58,580	$17,647,811
Airlines – 1.6%
JetBlue Airways Corp. (a)	911,614	$13,628,629
Apparel Manufacturers – 2.3%
On Holding AG (a)	168,496	$4,252,839
Skechers USA, Inc., “A” (a)	376,175	15,332,893
		$19,585,732
Automotive – 2.0%
Methode Electronics, Inc.	180,942	$7,825,741
Visteon Corp. (a)	81,375	8,880,454
		$16,706,195
Biotechnology – 4.0%
Abcam PLC (a)	420,406	$7,595,268
Adaptive Biotechnologies Corp. (a)	167,205	2,320,805
AlloVir, Inc. (a)	169,455	1,143,821
BioAtla, Inc. (a)	107,820	539,100
BioXcel Therapeutics, Inc. (a)	91,483	1,912,910
Immunocore Holdings PLC, ADR (a)	73,516	2,198,128
Lyell Immunopharma, Inc. (a)	215,050	1,086,003
MaxCyte, Inc. (a)	391,909	2,739,444
Neurocrine Biosciences, Inc. (a)	45,365	4,252,969
Olink Holding AB (a)(l)	107,205	1,893,240
Oxford Nanopore Technologies PLC (a)	244,313	1,265,577
Prelude Therapeutics, Inc. (a)(l)	104,071	718,090
Recursion Pharmaceuticals, Inc. (a)	280,257	2,006,640
Sana Biotechnology, Inc. (a)	165,856	1,369,971
Twist Bioscience Corp. (a)	58,923	2,909,618
		$33,951,584
Brokerage & Asset Managers – 4.7%
Focus Financial Partners, “A” (a)	219,032	$10,018,524
GCM Grosvenor, Inc., “A”	651,415	6,325,240
Hamilton Lane, Inc., “A”	177,285	13,702,357
WisdomTree Investments, Inc.	1,592,839	9,349,965
		$39,396,086
Business Services – 12.6%
Endava PLC, ADR (a)	48,393	$6,437,721
EVO Payments, Inc., “A” (a)	598,179	13,811,953
ExlService Holdings, Inc. (a)	124,433	17,827,516
Keywords Studios PLC	356,362	12,265,132
LegalZoom.com, Inc. (a)	297,215	4,202,620
Payoneer Global, Inc. (a)	1,197,160	5,339,334
Remitly Global, Inc. (a)	807,720	7,972,196
TaskUs, Inc., “A” (a)	234,286	9,010,639
Thoughtworks Holding, Inc. (a)	528,301	10,993,944
TriNet Group, Inc. (a)	33,975	3,341,781
WNS (Holdings) Ltd., ADR (a)	180,966	15,470,783
		$106,673,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 3.0%
Element Solutions, Inc.	688,124	$15,069,916
Ingevity Corp. (a)	165,089	10,577,252
		$25,647,168
Computer Software – 9.7%
Alkami Technology, Inc. (a)	490,892	$7,024,665
Avalara, Inc. (a)	65,318	6,499,794
Definitive Healthcare Corp. (a)	203,065	5,005,552
DoubleVerify Holdings, Inc. (a)	291,288	7,331,719
Everbridge, Inc. (a)	153,595	6,702,886
Expensify, Inc., “A” (a)	201,268	3,534,266
nCino, Inc. (a)	99,540	4,079,149
Open Lending Corp., “A” (a)	567,813	10,737,344
Paycor HCM, Inc. (a)	507,729	14,779,991
Paylocity Holding Corp. (a)	20,590	4,236,804
Procore Technologies, Inc. (a)	105,449	6,111,824
Sabre Corp. (a)	507,564	5,801,457
		$81,845,451
Computer Software - Systems – 5.7%
Five9, Inc. (a)	66,175	$7,305,720
Nuvei Corp. (a)	116,556	8,787,157
Q2 Holdings, Inc. (a)	237,256	14,626,832
Rapid7, Inc. (a)	153,311	17,054,316
		$47,774,025
Construction – 2.2%
AZEK Co., Inc. (a)	581,504	$14,444,559
Trex Co., Inc. (a)	64,876	4,238,349
		$18,682,908
Consumer Services – 2.6%
Boyd Group Services, Inc.	49,934	$6,613,264
Bright Horizons Family Solutions, Inc. (a)	54,211	7,193,258
European Wax Center, Inc., “A” (a)	133,005	3,931,628
F45 Training Holdings, Inc. (a)	399,700	4,276,790
		$22,014,940
Electrical Equipment – 3.7%
Advanced Drainage Systems, Inc.	82,982	$9,859,091
Littlefuse, Inc.	28,441	7,093,470
Sensata Technologies Holding PLC (a)	281,888	14,334,005
		$31,286,566
Electronics – 1.7%
Advanced Energy Industries, Inc.	163,431	$14,068,140
Energy - Renewables – 0.8%
Shoals Technologies Group, Inc. (a)	412,919	$7,036,140
Entertainment – 2.1%
Manchester United PLC, “A”	679,959	$9,839,007
Vivid Seats, Inc., “A”	685,702	7,583,864
		$17,422,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	367,443	$6,683,788
Oatly Group AB, ADR (a)(l)	633,435	3,173,510
		$9,857,298
Gaming & Lodging – 1.4%
Genius Sports Ltd. (a)	791,082	$3,638,977
Penn National Gaming, Inc. (a)	191,381	8,118,382
		$11,757,359
Leisure & Toys – 2.1%
Brunswick Corp.	64,227	$5,195,322
Corsair Gaming, Inc. (a)	325,155	6,880,280
Malibu Boats, Inc., “A” (a)	95,743	5,554,051
		$17,629,653
Machinery & Tools – 2.1%
Hydrofarm Holdings Group, Inc. (a)	322,102	$4,879,845
Ritchie Bros. Auctioneers, Inc.	217,712	12,851,540
		$17,731,385
Medical & Health Technology & Services – 4.7%
Certara, Inc. (a)	582,007	$12,501,510
Guardant Health, Inc. (a)	41,311	2,736,441
HealthEquity, Inc. (a)	154,400	10,412,736
Syneos Health, Inc. (a)	175,008	14,166,898
		$39,817,585
Medical Equipment – 4.7%
Bruker BioSciences Corp.	77,202	$4,964,089
Gerresheimer AG	132,676	9,707,059
Maravai Lifesciences Holdings, Inc., “A” (a)	175,025	6,173,132
Nevro Corp. (a)	51,469	3,722,753
OptiNose, Inc. (a)(l)	403,332	996,230
Outset Medical, Inc. (a)	102,581	4,657,177
PROCEPT BioRobotics Corp. (a)	173,945	6,086,335
Silk Road Medical, Inc. (a)	80,512	3,324,340
		$39,631,115
Other Banks & Diversified Financials – 3.3%
First Interstate BancSystem, Inc.	275,473	$10,129,142
Prosperity Bancshares, Inc.	150,367	10,432,463
United Community Bank, Inc.	204,269	7,108,561
		$27,670,166
Pharmaceuticals – 1.8%
Annexon, Inc. (a)	161,174	$440,005
Collegium Pharmaceutical, Inc. (a)	166,275	3,385,359
Harmony Biosciences Holdings (a)	82,253	4,001,608
SpringWorks Therapeutics, Inc. (a)	87,993	4,966,325
Turning Point Therapeutics, Inc. (a)	77,389	2,077,895
		$14,871,192
Pollution Control – 1.4%
GFL Environmental, Inc.	359,674	$11,703,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.4%
Big Yellow Group PLC, REIT	325,494	$6,550,420
Innovative Industrial Properties, Inc., REIT	41,551	8,534,575
STAG Industrial, Inc., REIT	330,293	13,657,616
		$28,742,611
Specialty Chemicals – 1.7%
Axalta Coating Systems Ltd. (a)	570,364	$14,019,547
Specialty Stores – 4.6%
ACV Auctions, Inc. (a)	811,372	$12,016,419
Leslie's, Inc. (a)	890,291	17,236,034
Petco Health & Wellness Co., Inc. (a)	514,140	10,061,720
		$39,314,173
Trucking – 2.5%
CryoPort, Inc. (a)	200,032	$6,983,117
Knight-Swift Transportation Holdings, Inc.	189,230	9,548,546
Schneider National, Inc.	192,855	4,917,802
		$21,449,465
Total Common Stocks		$807,563,206
Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 0.21% (v)	32,629,524	$32,629,524
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29% (j)	991,637	$991,637

Other Assets, Less Liabilities – 0.3%		2,589,871
Net Assets – 100.0%		$843,774,238
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,629,524 and $808,554,843, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$677,482,663	$—	$—	$677,482,663
United Kingdom	34,378,965	15,411,265	—	49,790,230
Canada	39,955,753	—	—	39,955,753
India	15,470,783	—	—	15,470,783
Germany	—	9,707,059	—	9,707,059
Philippines	9,010,639	—	—	9,010,639
Switzerland	4,252,839	—	—	4,252,839
Sweden	1,893,240	—	—	1,893,240
Mutual Funds	33,621,161	—	—	33,621,161
Total	$816,066,043	$25,118,324	$—	$841,184,367
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2022, the value of securities loaned was $2,773,353. These loans were collateralized by cash of $991,637 and U.S. Treasury Obligations (held by the lending agent) of $1,893,388.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,793,849	$63,874,686	$66,039,011	$—	$—	$32,629,524
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,485	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.